PRINCIPAL ACCOUNTING POLICIES - Statutory Reserves, Dividend and Restricted Net Assets, Segment Reporting, Government Subsidies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Principal accounting policies
Percentage allocation of annual after-tax profit to statutory common reserve	10.00%
Statutory common reserve as a percentage of registered capital reached	50.00%
Appropriations to the statutory reserve fund by subsidiaries and VIEs	¥ 0	¥ 0	¥ 0
Total appropriations to the statutory common reserve fund	3,405	514	128
Appropriations to the statutory common welfare fund	0	0	0
Net assets not distributable	¥ 525,997	¥ 522,592
Aggregate net assets not distributable as percentage of total consolidated net assets	6.70%	8.40%
Number of operating segments | segment	1
Number of reportable segments | segment	1
Government subsidies recognized	¥ 173,760	¥ 86,287	¥ 97,092
51net | Tech JV
Principal accounting policies
Ownership interest in subsidiary (as a percent)	50.00%